Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Nicholas II, Inc. | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nicholas II, Inc. - Class I
Average Annual Return, Percent	(2.15%)	(1.52%)	7.80%	9.17%
Nicholas II, Inc. | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nicholas II, Inc. - Class N
Average Annual Return, Percent	(2.18%)	(1.85%)	7.46%	8.82%
Nicholas II, Inc. | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent	2.14%	20.81%	16.74%	14.08%
Nicholas II, Inc. | Class N | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Average Annual Return, Percent	2.14%	20.81%	16.74%	14.08%
Nicholas II, Inc. | Class I | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap Index
Average Annual Return, Percent	(0.83%)	10.79%	12.33%	10.63%
Nicholas II, Inc. | Class I | Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index
Average Annual Return, Percent	(0.28%)	19.59%	11.17%	12.65%
Nicholas II, Inc. | Class N | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap Index
Average Annual Return, Percent	(0.83%)	10.79%	12.33%	10.63%
Nicholas II, Inc. | Class N | Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index
Average Annual Return, Percent	(0.28%)	19.59%	11.17%	12.65%